Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(20.63%)	(20.25%)	(11.86%)
Super deduction on technology and content expenses	2.85%	0.68%	2.83%
Effect of preferential tax rate for high-tech enterprises	(19.55%)	(1.84%)	6.25%
Effect of different tax rates of a subsidiary operating in other jurisdiction	(7.33%)	2.01%	(1.85%)
Effect of expired tax loss	(0.01%)		(0.54%)
Change in valuation allowance	71.18%	(0.97%)	(4.62%)
True up	(22.85%)	(0.29%)	(0.13%)
Total	28.66%	4.34%	15.08%